Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2015
Prepayments and Other Current Assets
Summary of prepayments and other current assets

The following is a summary of prepayments and other current assets (in thousands):

	December 31,	December 31,
	2014	2015
	RMB	RMB
Guarantee payment made to Blizzard - royalty fees	313,342	441,115
Prepayment for royalties, revenue sharing cost	360,499	1,304,827
Interest receivable	305,063	257,636
Prepayments of content and marketing cost and other operational expenses	113,294	158,314
Prepayment for sales tax	105,096	125,806
Bridge loans in connection with ongoing investments	57,168	35,510
Deposits to vendors	69,961	34,894
Employee advances	27,118	38,363
Wangyibao operating funds held by third party online payment platform settlement service providers	22,777	5,457
Advance to suppliers	3,900	179,390
Others	45,450	114,198

	1,423,668	2,695,510